Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2013 item	Nov. 30, 2012	Nov. 30, 2011
Segment Information
Number of product segments	2
Segment Information
Revenues:	$ 814,318	$ 1,158,898	$ 1,448,476
Gross profit:	171,081	195,836	222,072
Non cash equity compensation	(3,158)	(6,602)	(7,127)
Depreciation and amortization:	17,817	21,090	23,581
Operating segment
Segment Information
Gross profit:	171,305	196,801	222,896
Depreciation and amortization:	13,298	16,748	19,180
Unallocated
Segment Information
Non cash equity compensation	(224)	(965)	(824)
Enterprise Data Storage Solutions
Segment Information
Revenues:	655,184	974,043	1,324,547
Gross profit:	122,212	155,326	212,654
Depreciation and amortization:	10,373	9,799	10,326
HDD Capital Equipment
Segment Information
Revenues:	159,134	184,855	123,929
Gross profit:	49,093	41,475	10,242
Depreciation and amortization:	2,925	6,949	8,854
Corporate
Segment Information
Depreciation and amortization:	$ 4,519	$ 4,342	$ 4,401